Breakdown of Financial Assets	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Breakdown of Financial Assets	Breakdown of financial assets
The breakdown of financial assets of the Telefónica Group at December 31, 2023 is as follows:

December 31, 2023
	Fair value through profit or loss		Fair value through other comprehensive income			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Debt instru-ments	Equity instru-ments	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Amortized cost	Total carrying amount	Total fair value
Non-current financial assets (Note 12)	224	—	289	578	1,785	537	2,326	13	2,325	5,201	5,201
Investments	38	—	—	578	—	510	106	—	—	616	616
Credits and other financial assets	31	—	9	—	—	27	—	13	701	741	741
Deposits and guarantees	—	—	—	—	—	—	—	—	966	966	966
Derivative instruments	155	—	—	—	1,785	—	1,940	—	—	1,940	1,940
Trade receivables	—	—	280	—	—	—	280	—	769	1,049	924
Trade receivables for subleases	—	—	—	—	—	—	—	—	14	14	14
Impairment of trade receivables	—	—	—	—	—	—	—	—	(125)	(125)	—
Current financial assets	291	—	945	—	271	293	1,214	—	14,152	15,659	15,659
Trade receivables (Note 14)	—	—	854	—	—	—	854	—	9,568	10,422	7,430
Impairment of trade receivables (Note 14)	—	—	—	—	—	—	—	—	(2,992)	(2,992)	—
Other current financial assets (Note 15)	291	—	91	—	271	293	360	—	425	1,078	1,078
Cash and cash equivalents	—	—	—	—	—	—	—	—	7,151	7,151	7,151
Total	515	—	1,234	578	2,056	830	3,540	13	16,477	20,860	20,860
The calculation of the fair values of the Telefónica Group's debt instruments required an estimate, for each currency and counterparty, of a credit spread curve using the prices of the Group's bonds and credit derivatives.
The breakdown of financial assets of the Telefónica Group at December 31, 2022 was as follows:

December 31, 2022
	Fair value through profit or loss		Fair value through other comprehensive income			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Debt instru-ments	Equity instru-ments	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Amortized cost	Total carrying amount	Total fair value
Non-current financial assets (Note 12)	323	—	350	465	2,404	464	3,067	11	2,677	6,219	6,219
Investments	32	—	—	465	—	390	107	—	—	497	497
Credits and other financial assets	27	—	58	—	—	74	—	11	896	981	981
Deposits and guarantees	—	—	—	—	—	—	—	—	1,163	1,163	1,163
Derivative instruments	264	—	—	—	2,404	—	2,668	—	—	2,668	2,668
Trade receivables	—	—	292	—	—	—	292	—	727	1,019	891
Trade receivables for subleases	—	—	—	—	—	—	—	—	19	19	19
Impairment of trade receivables	—	—	—	—	—	—	—	—	(128)	(128)	—
Current financial assets	405	—	833	—	466	181	1,513	10	15,325	17,029	17,029
Trade receivables (Note 14)	—	—	792	—	—	—	792	—	9,439	10,231	7,340
Impairment of trade receivables (Note 14)	—	—	—	—	—	—	—	—	(2,891)	(2,891)	—
Other current financial assets (Note 15)	405	—	41	—	466	181	721	10	1,532	2,444	2,444
Cash and cash equivalents	—	—	—	—	—	—	—	—	7,245	7,245	7,245
Total	728	—	1,183	465	2,870	645	4,580	21	18,002	23,248	23,248
Appendix IV: Financial instruments
The detail of the net financial debt arranged by the Group (notional amount) by currency and interest rates at December 31, 2023 is as follows:

								Fair value
Millions of euros	2024	2025	2026	2027	2028	Subsequent years	Notional	Underlying debt (*)	Associated derivatives	Total
Euro	(6,794)	2,302	3,807	3,771	2,250	15,558	20,894	13,417	7,988	21,405
Floating rate	799	(113)	1,845	170	374	3,190	6,265	1,042	8,950	9,992
Spread	0.12%	—	(0.11%)	0.72%	0.16%	0.10%	0.06%	—	—	—
Fixed rate	(7,592)	2,415	1,962	3,601	1,876	12,368	14,629	12,375	(962)	11,413
Interest rate	2.52%	0.89%	2.23%	1.16%	1.78%	1.74%	1.83%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Other european currencies
Instruments in CZK	(95)	—	—	—	—	—	(95)	—	(93)	(93)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	(95)	—	—	—	—	—	(95)	—	(93)	(93)
Interest rate	6.36%	—	—	—	—	—	6.36%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in GBP	99	—	(2)	(6)	(4)	—	87	899	(817)	82
Floating rate	—	—	—	—	—	—	—	—	(2)	(2)
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	99	—	(2)	(6)	(4)	—	87	899	(815)	84
Interest rate	5.14%	—	5.37%	0.70%	0.70%	—	4.76%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in CHF	(3)	—	—	—	—	—	(3)	—	—	—
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	(3)	—	—	—	—	—	(3)	—	—	—
Interest rate	1.00%	—	—	—	—	—	1.00%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
America
Instruments in USD	(612)	(23)	(1,807)	—	27	1,810	(605)	12,336	(12,916)	(580)
Floating rate	(13)	—	(1,810)	—	27	1,810	14	206	(192)	14
Spread	(0.02%)	—	0.28%	—	1.00%	—	0.14%	—	—	—
Fixed rate	(599)	(23)	3	—	—	—	(619)	12,129	(12,724)	(594)
Interest rate	0.46%	1.87%	3.47%	—	—	5.19%	0.52%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in UYU	37	—	28	—	—	—	65	116	(43)	73
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	37	—	28	—	—	—	65	116	(43)	73
Interest rate	11.66%	—	8.90%	—	—	—	10.46%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—

								Fair value
Millions of euros	2024	2025	2026	2027	2028	Subsequent years	Notional	Underlying debt(*)	Associated derivatives	TOTAL
Instruments in ARS	(100)	—	—	—	—	—	(100)	(90)	—	(90)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	(100)	—	—	—	—	—	(100)	(90)	—	(90)
Interest rate	81.86%	—	—	—	—	—	81.86%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in BRL	2,462	1,016	9	383	14	95	3,979	809	3,219	4,028
Floating rate	(737)	1,016	9	383	14	95	780	810	63	873
Spread	0.86%	0.26%	—	1.32%	—	—	0.62%	—	—	—
Fixed rate	3,199	—	—	—	—	—	3,199	(2)	3,156	3,154
Interest rate	8.84%	—	—	—	—	—	8.84%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in CLP	(280)	173	338	—	112	433	776	(253)	1,052	798
Floating rate	(20)	—	245	—	112	388	725	52	689	742
Spread	—	—	1.53%	—	1.66%	(0.49%)	0.48%	—	—	—
Fixed rate	(260)	173	93	—	—	45	51	(306)	362	57
Interest rate	6.64%	3.30%	3.60%	—	—	4.31%	4.95%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in UFC	—	—	—	—	—	—	—	119	(120)	(1)
Floating rate	—	—	—	—	—	—	—	119	(120)	(1)
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	—	—	—	—	—	—	—	—	—	—
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in PEN	259	164	158	138	—	—	719	371	350	721
Floating rate	12	—	—	—	—	—	12	12	—	12
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	247	164	158	138	—	—	707	359	350	709
Interest rate	3.63%	7.08%	7.36%	7.38%	—	—	5.99%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in VAC	—	—	—	26	48	18	92	93	—	93
Floating rate	—	—	—	26	48	18	92	93	—	93
Spread	—	—	—	3.63%	3.03%	3.09%	3.21%	—	—	—
Fixed rate	—	—	—	—	—	—	—	—	—	—
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in COP	294	267	7	7	7	541	1,123	412	743	1,156
Floating rate	75	(301)	7	7	7	505	300	395	(76)	319
Spread	1.19%	0.03%	—	—	—	0.33%	0.29%	—	—	—
Fixed rate	219	568	—	—	—	36	823	18	819	837
Interest rate	7.14%	3.19%	—	—	—	8.09%	4.45%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in VEB	(23)	—	—	—	—	—	(23)	(24)	—	(24)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	(23)	—	—	—	—	—	(23)	(24)	—	(24)
Interest rate	36.02%	—	—	—	—	—	36.02%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—

								Fair value
Millions of euros	2024	2025	2026	2027	2028	Subsequent years	Notional	Underlying debt(*)	Associated derivatives	TOTAL
Instruments in MXN	(264)	20	40	—	—	—	(204)	(449)	237	(212)
Floating rate	(1)	—	—	—	—	—	(1)	(1)	—	(1)
Spread	1.13%	—	—	—	—	—	1.13%	—	—	—
Fixed rate	(263)	20	40	—	—	—	(203)	(448)	237	(211)
Interest rate	9.53%	6.08%	8.80%	—	—	—	9.23%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Other currencies
Instruments in other currencies	(7)	—	—	—	—	—	(7)	(7)	—	(7)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	(7)	—	—	—	—	—	(7)	(7)	—	(7)
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
TOTAL							26,697	27,748	(399)	27,349
Floating rate							8,185	2,729	9,313	12,042
Fixed rate							18,512	25,019	(9,712)	15,307
(*) Includes all net financial debt adjustments
The table below shows the sensitivity to interest rates originated by our position on interest rate swaps categorized into instruments entered into for trading purposes and instruments entered into for purposes other than trading at December 31, 2023:

Interest rate swaps
Millions of euros	Maturity
Non trading accountant purposes	2024	2025	2026	2027	2028	Subsequent years	Total	Fair value
EUR								302
Fixed to floating	—	—	—	—	—	—	—	367
Receiving leg	(1,378)	(1,195)	(1,215)	(325)	(875)	(2,690)	(7,678)	(6,132)
Average Interest Rate	1.30%	1.07%	1.29%	0.86%	0.59%	1.33%	1.17%
Paying leg	1,378	1,195	1,215	325	875	2,690	7,678	6,499
Average Spread	0.36%	0.45%	—	—	—	—	0.13%
Floating to fixed	—	—	—	—	—	—	—	(23)
Receiving leg	(470)	(50)	(477)	(245)	—	(1,320)	(2,562)	(2,586)
Average Spread	—	—	—	—	—	—	—
Paying leg	470	50	477	245	—	1,320	2,562	2,563
Average Interest Rate	1.26%	0.65%	0.71%	1.22%	—	2.69%	1.88%
Floating to floating	—	—	—	—	—	—	—	(42)
Receiving leg	(7,598)	—	—	—	—	—	(7,598)	(7,649)
Average Spread	—	—	—	—	—	—	—
Paying leg	7,598	—	—	—	—	—	7,598	7,607
Average Interest Rate	0.08%	—	—	—	—	—	0.08%

Interest rate swaps
Millions of euros	Maturity
Trading accountant purposes	2024	2025	2026	2027	2028	Subsequent years	Total	Fair value
EUR								(1,066)
Fixed to floating	—	—	—	—	—	—	—	(75)
Receiving leg	(300)	(775)	—	(100)	(175)	(3,750)	(5,100)	(3,290)
Average Interest Rate	—	0.05%	—	0.76%	0.69%	2.56%	1.93%
Paying leg	300	775	—	100	175	3,750	5,100	3,215
Average Spread	2.94%	2.95%	—	—	—	—	0.62%
Floating to fixed	—	—	—	—	—	—	—	(991)
Receiving leg	(1,500)	(1,004)	—	(1,366)	—	(8,654)	(12,524)	(7,966)
Average Spread	2.56%	1.83%	—	—	—	—	0.45%
Paying leg	1,500	1,004	—	1,366	—	8,654	12,524	6,976
Average Interest Rate	—	0.16%	—	0.92%	—	1.59%	1.21%
USD								671
Fixed to floating	—	—	—	—	—	—	—	671
Receiving leg	(80)	(409)	(3,629)	(4,207)	—	(8,982)	(17,307)	(9,822)
Average Interest Rate	2.36%	1.30%	2.79%	1.59%	—	3.16%	2.65%
Paying leg	80	409	3,629	4,207	—	8,982	17,307	10,493
Average Spread	—	1.03%	2.78%	0.97%	—	—	0.84%
GBP								3
Fixed to floating	—	—	—	—	—	—	—	3
Receiving leg	—	—	—	—	—	(460)	(460)	(459)
Average Interest Rate	—	—	—	—	—	3.42%	3.42%
Paying leg	—	—	—	—	—	460	460	462
Average Spread	—	—	—	—	—	—	—

Millions of euros	Maturity
Trading accountant purposes	2024	2025	2026	2027	2028	Subsequent years	Total	Fair value
CLP								(2)
Floating to fixed	—	—	—	—	—	—	—	(2)
Receiving leg	—	—	—	—	—	(45)	(45)	(44)
Average Spread	—	—	—	—	—	(0.46)%	(0.46)%
Paying leg	—	—	—	—	—	45	45	42
Average Interest Rate	—	—	—	—	—	4.31%	4.31%
COP								(150)
Fixed to floating	—	—	—	—	—	—	—	(75)
Receiving leg	—	(71)	—	—	—	—	(71)	(618)
Average Interest Rate	—	5.77%	—	—	—	—	5.77%
Paying leg	—	71	—	—	—	—	71	542
Average Spread	—	1.07%	—	—	—	—	1.07%
Floating to fixed	—	—	—	—	—	—	—	(75)
Receiving leg	—	(568)	—	—	—	(36)	(604)	(617)
Average Spread	—	—	—	—	—	3.39%	0.20%
Paying leg	—	568	—	—	—	36	604	542
Average Interest Rate	—	3.19%	—	—	—	8.09%	3.48%

Cash flows receivable or payable on derivative financial instruments to be settled via the swap of nominals, categorized by currency of collection/payment, along with contractual maturities are as follows:

Millions of euros		2024	2025	2026	2027	2028	Subsequent years	Total
Currency swaps
Receive	BRL	32	—	—	—	—	—	32
Pay	BRL	(95)	—	—	—	—	—	(95)
Receive	CLP	—	—	—	—	—	—	—
Pay	CLP	—	—	(178)	—	(112)	(433)	(723)
Receive	COP	—	446	—	—	—	—	446
Pay	COP	—	(446)	—	—	—	(446)	(892)
Receive	EUR	23	—	—	2,542	—	—	2,565
Pay	EUR	(80)	(46)	(2,352)	(3,728)	—	(6,703)	(12,909)
Receive	GBP	—	—	575	—	—	460	1,035
Pay	GBP	—	—	—	—	—	—	—
Receive	JPY	—	—	—	—	—	96	96
Pay	JPY	—	—	—	—	—	—	—
Receive	UFC	—	—	—	—	114	—	114
Pay	UFC	—	—	—	—	—	—	—
Receive	USD	150	499	1,997	3,574	—	7,172	13,392
Pay	USD	(31)	(452)	—	(2,443)	—	—	(2,926)
TOTAL		(1)	1	42	(55)	2	146	135
The largest volume of cash flows collected in this table falls into the following currency pairs. The average exchange rates to which the settlements have been closed are: EUR/GBP (0.83), EUR/USD (1.12) and USD/COP (3,742.44).

Millions of euros		2024	2025	2026	2027	2028	Subsequent years	Total
Forwards
Receive	BRL	41	—	—	—	—	—	41
Pay	BRL	(3,241)	—	—	—	—	—	(3,241)
Receive	CLP	1	—	—	—	—	—	1
Pay	CLP	(255)	—	—	—	—	—	(255)
Receive	COP	73	—	—	—	—	—	73
Pay	COP	(301)	—	—	—	—	—	(301)
Receive	CZK	95	—	—	—	—	—	95
Pay	CZK	—	—	—	—	—	—	—
Receive	EUR	5,515	—	—	—	—	—	5,515
Pay	EUR	(1,391)	—	—	—	—	—	(1,391)
Receive	GBP	12	—	—	—	—	—	12
Pay	GBP	(324)	—	—	—	—	—	(324)
Receive	MXN	3	—	—	—	—	—	3
Pay	MXN	(255)	(20)	—	—	—	—	(275)
Receive	PEN	28	—	—	—	—	—	28
Pay	PEN	(382)	—	—	—	—	—	(382)
Receive	USD	2,183	18	—	—	—	—	2,201
Pay	USD	(1,894)	—	—	—	—	—	(1,894)
Receive	UYU	74	—	—	—	—	—	74
Pay	UYU	(31)	—	—	—	—	—	(31)
TOTAL		(49)	(2)	—	—	—	—	(51)
The largest volume of cash flows collected in this table falls into the following currency pairs. The average exchange rates to which the settlements have been closed are: EUR/GBP (0.86), EUR/USD (1.09), USD/COP (4,170.12) and EUR/BRL (5.41).